LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.97%
INVESTMENT COMPANIES–96.97%
Equity Funds–45.67%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	4,292,011	$208,008,016
LVIP BlackRock Equity Dividend Fund	11,373,046	287,158,026
LVIP Channing Small Cap Value Fund	2,996,820	38,146,523
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	27,706,517	451,893,288
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,499,287	121,828,774
LVIP Macquarie Mid Cap Value Fund	3,293,396	142,768,733
LVIP SSGA Mid-Cap Index Fund	16,459,901	211,279,285
LVIP SSGA Nasdaq-100 Index Fund	2,224,477	37,380,109
LVIP SSGA S&P 500 Index Fund	21,682,127	719,716,536
LVIP SSGA Small-Cap Index Fund	3,530,773	122,235,371
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,295,606	141,093,486
		2,481,508,147
Fixed Income Funds–27.62%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	8,216,861	77,805,456
LVIP JPMorgan Core Bond Fund	95,751,307	979,057,118
LVIP JPMorgan High Yield Fund	13,776,135	144,442,778
LVIP Macquarie Bond Fund	20,531,859	246,936,666
LVIP SSGA Bond Index Fund	5,043,181	52,186,832
		1,500,428,850
Global Equity Fund–0.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	4,535,650	37,033,586
		37,033,586
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–23.00%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,499,104	$54,023,196
LVIP Franklin Templeton Multi-Factor International Equity Fund	13,978,178	144,744,033
LVIP Loomis Sayles Global Growth Fund	5,427,248	107,562,631
LVIP MFS International Growth Fund	12,278,271	260,999,215
LVIP Mondrian International Value Fund	14,404,107	298,741,179
LVIP SSGA Emerging Markets Equity Index Fund	9,632,206	128,040,912
LVIP SSGA International Index Fund	19,506,901	255,520,895
		1,249,632,061
Total Affiliated Investments (Cost $3,782,044,259)		5,268,602,644

UNAFFILIATED INVESTMENT–2.86%
INVESTMENT COMPANY–2.86%
Money Market Fund–2.86%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	155,510,361	155,510,361
Total Unaffiliated Investment (Cost $155,510,361)		155,510,361

TOTAL INVESTMENTS–99.83% (Cost $3,937,554,620)	5,424,113,005
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	9,253,992
NET ASSETS APPLICABLE TO 384,427,123 SHARES OUTSTANDING–100.00%	$5,433,366,997

✧✧Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
45	CME Australian Dollar Currency Futures	$2,979,900	$2,976,111	12/15/25	$3,789	$—
86	CME British Pound Currency Futures	7,229,913	7,279,969	12/15/25	—	(50,056)
133	CME Euro Foreign Exchange Currency Futures	19,604,200	19,581,366	12/15/25	22,834	—
98	CME Japanese Yen Currency Futures	8,347,150	8,379,446	12/15/25	—	(32,296)
6	CME Swedish Krona Currency Futures	1,281,600	1,289,805	12/15/25	—	(8,205)
					26,623	(90,557)
Equity Contracts:
152	CME E-mini Russell 2000 Index Futures	18,661,800	18,405,463	12/19/25	256,337	—
225	CME E-mini S&P 500 Index Futures	75,810,937	74,763,993	12/19/25	1,046,944	—
91	CME E-mini S&P MidCap 400 Index Futures	29,904,420	30,034,523	12/19/25	—	(130,103)
280	Eurex EURO STOXX 50 Futures	18,215,161	17,921,963	12/19/25	293,198	—
54	FTSE 100 Index Futures	6,832,157	6,763,563	12/19/25	68,594	—
50	ICE U.S. MSCI Emerging Markets Index Futures	3,399,250	3,364,072	12/19/25	35,178	—
49	OML Stockholm OMXS30 Index Futures	1,387,077	1,376,026	10/17/25	11,051	—
24	SFE S&P ASX Share Price Index 200 Futures	3,522,758	3,539,448	12/18/25	—	(16,690)
43	TSE TOPIX Futures	9,132,975	9,125,165	12/11/25	7,810	—
					1,719,112	(146,793)
Total Futures Contracts					$1,745,735	$(237,350)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.97%@
Equity Funds-45.67%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$222,113,489	$81,285,549	$50,855,516	$17,700,567	$(62,236,073)	$208,008,016	4,292,011	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	285,318,161	45,893,757	40,394,349	(527,157)	(3,132,386)	287,158,026	11,373,046	—	—
✧✧LVIP Channing Small Cap Value Fund	37,722,151	7,579,874	7,685,500	171,994	358,004	38,146,523	2,996,820	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	439,094,816	48,635,887	76,295,902	2,125,704	38,332,783	451,893,288	27,706,517	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	89,093,635	36,611,513	15,073,219	(1,423,643)	12,620,488	121,828,774	8,499,287	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	128,156,216	36,219,419	19,128,564	(1,234,095)	(1,244,243)	142,768,733	3,293,396	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	210,084,580	35,830,880	30,469,784	539,033	(4,705,424)	211,279,285	16,459,901	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	37,997,604	2,661,365	7,826,757	2,132,486	2,415,411	37,380,109	2,224,477	1	—
✧✧LVIP SSGA S&P 500 Index Fund	739,871,749	43,930,718	125,111,495	79,005,954	(17,980,390)	719,716,536	21,682,127	—	—
✧✧LVIP SSGA Small-Cap Index Fund	141,326,106	17,274,262	43,225,656	11,905,006	(5,044,347)	122,235,371	3,530,773	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	129,635,797	33,615,039	22,867,692	(501,593)	1,211,935	141,093,486	4,295,606	—	—
Fixed Income Funds-27.62%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	81,467,562	4,793,943	12,290,968	(597,216)	4,432,135	77,805,456	8,216,861	379,399	—
✧✧LVIP JPMorgan Core Bond Fund	614,504,524	343,253,437	27,934,811	27,216	49,206,752	979,057,118	95,751,307	180,073	—
✧✧LVIP JPMorgan High Yield Fund	149,878,776	7,445,444	22,331,111	(1,092,940)	10,542,609	144,442,778	13,776,135	6,549	—
✧✧LVIP Macquarie Bond Fund	592,553,344	17,512,806	387,056,149	(37,250,072)	61,176,737	246,936,666	20,531,859	357,948	—
✧✧LVIP SSGA Bond Index Fund	94,319,224	1,767,164	48,233,645	(3,289,052)	7,623,141	52,186,832	5,043,181	—	—
Global Equity Fund-0.68%@
✧✧LVIP BlackRock Real Estate Fund	44,394,290	2,233,879	13,087,069	937,137	2,555,349	37,033,586	4,535,650	—	—
International Equity Funds-23.00%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	66,821,504	687,963	28,589,447	3,122,217	11,980,959	54,023,196	5,499,104	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	144,731,287	1,513,519	38,083,982	3,901,650	32,681,559	144,744,033	13,978,178	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	107,844,843	12,563,677	22,198,679	7,476,163	1,876,627	107,562,631	5,427,248	—	—
✧✧LVIP MFS International Growth Fund	259,714,246	27,718,300	47,129,743	9,775,766	10,920,646	260,999,215	12,278,271	—	—
✧✧LVIP Mondrian International Value Fund	314,775,400	9,509,345	94,710,871	12,808,499	56,358,806	298,741,179	14,404,107	279,605	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	125,470,607	11,555,054	36,950,701	2,707,373	25,258,579	128,040,912	9,632,206	40,382	—
✧✧LVIP SSGA International Index Fund	281,169,190	2,753,949	88,124,675	28,639,837	31,082,594	255,520,895	19,506,901	79,150	—
Total	$5,338,059,101	$832,846,743	$1,305,656,285	$137,060,834	$266,292,251	$5,268,602,644		$1,323,107	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–3